SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements and Subsidiaries

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated in consolidation.

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Inspira Medical. Ltd	Israel	100%	-

Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets	Annual rates of depreciation are as follows:
%

Computers	33-42
R&D equipment	6-100
Furniture and office equipment	6-76
Leasehold Improvements	10-67